Nature of Business and Basis of Presentation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 09, 2023	Mar. 10, 2022	Apr. 06, 2021	Mar. 12, 2020	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Sale of Equity Method Investments		$ 130,000
Net proceed from issuance of common stock													$ 0	$ 49,744
Net income					$ (32,954)	$ (35,044)	$ (28,844)	$ (33,726)	$ (29,089)	$ 92,105	$ (96,842)	$ 29,290	(5,005)	(95,764)
Loss from operations					(31,001)			$ (32,862)			(89,328)	$ (98,787)	(133,281)	(95,949)
Accumulated deficit					$ (525,979)						$ (525,979)		$ (429,137)	$ (424,132)
Reduction in workforce															86.00%
Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds through future financings				$ 148,400
Net proceed from issuance of common stock	$ 250,000
Oxford Biomedica Plc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from Sale of Equity Method Investments		50,000
Upfront Payment Received		$ 130,000
Follow On Offering | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock, net of discounts and issuance costs, Share			6,596,306											6,596,306
Shares issued price per share			$ 7.58
Net proceeds after deducting underwriting discounts and commissions and offering expenses			$ 49,700
Common Stock Offering Expenses			$ 300
Underwriters Option | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock, net of discounts and issuance costs, Share			989,445
Shares issued price per share			$ 7.58
ATM
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock, net of discounts and issuance costs, Share											0		0
Proceeds through future financings											$ 75,000		$ 148,400
ATM | Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds through future financings	$ 75,000			$ 150,000
ATM | Common Stock
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Issuance of common stock, net of discounts and issuance costs, Share														114,914
ATM | Oxford Biomedica Plc
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		80.00%
ATM | Homology Member
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of Stock, Percentage of Ownership after Transaction		20.00%